Derivative and Weather Related Instruments (Gains and Losses) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2014	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013
Gains and (Losses) on Derivative Instruments
Amortization of amounts recorded to AOCI			$ (11,309)	[1]	$ (1,548)	[1]	$ 0
Gains (Losses) On Derivative Instruments			(17,200)		(244,900)		(173,100)
Ineffectiveness of cash flow hedge			(400)
Amortization that reclassified to interest expense		$ (200)
Effective portion of cash flow hedge			(11,500)
Operating Revenues Non Utility
Gains and (Losses) on Derivative Instruments
Recorded to income			71,300		(47,900)		(9,900)
Utility Cost Of Gas
Gains and (Losses) on Derivative Instruments
Recorded to income			(14,500)		(87,300)		(45,900)
Non Utility Cost Of Energy Related Sales
Gains and (Losses) on Derivative Instruments
Recorded to income			(43,700)		36,200		(2,400)
Other Income [Member]
Gains and (Losses) on Derivative Instruments
Recorded to income			0		(1,100)		200
Interest expense [Member]
Gains and (Losses) on Derivative Instruments
Recorded to income	[2]		(600)		(200)		0
Gas Costs [Member]
Gains and (Losses) on Derivative Instruments
Recorded to regulatory assets/liabilities			(18,400)		(143,300)		(115,100)
Other Regulatory Assets Liability [Member]
Gains and (Losses) on Derivative Instruments
Recorded to regulatory assets/liabilities			0		200		0
Other Comprehensive Income (Loss) [Member]
Gains and (Losses) on Derivative Instruments
Amortization of amounts recorded to AOCI	[3]		(11,300)		(1,500)		0
Washington Gas Light Company
Gains and (Losses) on Derivative Instruments
Gains (Losses) On Derivative Instruments			(32,900)		(230,400)		(161,000)
Washington Gas Light Company | Operating Revenues Non Utility
Gains and (Losses) on Derivative Instruments
Recorded to income			0		0		0
Washington Gas Light Company | Utility Cost Of Gas
Gains and (Losses) on Derivative Instruments
Recorded to income			(14,500)		(87,300)		(45,900)
Washington Gas Light Company | Non Utility Cost Of Energy Related Sales
Gains and (Losses) on Derivative Instruments
Recorded to income			0		0		0
Washington Gas Light Company | Other Income [Member]
Gains and (Losses) on Derivative Instruments
Recorded to income			0		0		0
Washington Gas Light Company | Interest expense [Member]
Gains and (Losses) on Derivative Instruments
Recorded to income	[2]		0		0		0
Washington Gas Light Company | Gas Costs [Member]
Gains and (Losses) on Derivative Instruments
Recorded to regulatory assets/liabilities			(18,400)		(143,300)		(115,100)
Washington Gas Light Company | Other Regulatory Assets Liability [Member]
Gains and (Losses) on Derivative Instruments
Recorded to regulatory assets/liabilities			0		200		0
Washington Gas Light Company | Other Comprehensive Income (Loss) [Member]
Gains and (Losses) on Derivative Instruments
Amortization of amounts recorded to AOCI	[3]		$ 0		$ 0		$ 0

[1]	(a) Cash flow hedging instruments represent interest rate swap agreements related to debt issuances. Refer to Note 14—Derivative and Weather-related Instruments for further discussion of the interest rate swap agreements.
[2]	(a) Fiscal year 2015 represents $(0.4) million of net ineffectiveness for our cash flow hedges and $(0.2) million of amortization of amounts previously recorded to Accumulated Other Comprehensive Income. Fiscal year 2014 amounts represent hedge ineffectiveness.
[3]	(b) Fiscal year 2015 represents the effective portion of our cash flow hedges of $(11.5) million less $(0.2) million of amortization that was reclassified to interest expense.